REVISION	12 Months Ended
Dec. 31, 2015
REVISION [Abstract]
REVISION

NOTE 19 – REVISION

During 2015, the Company identified an error related to the classification of US employees' social benefits expenses and the balance classification of deferred tax asset and liabilities. Previously, the Company classified these expenses in ‘general and administrative expenses' instead of classifying a part of them in ‘Cost of goods' (product and services) for employees allocated to this line item. This change in classification also impacted the capitalization of inventory balances. The change in deferred taxes was to properly adjust deferred tax assets and liabilities on a jurisdictional basis. There was no material impact on the statement of cash flows.

The revision impacts two segments, Heat Transfer Services and Products and OEM of Heat Transfer Solutions and Aviation Components.

The Company assessed the materiality of this error in accordance with the SEC's Staff Accounting Bulletin 99 and Accounting Standards Codification Topic 250, Accounting Changes and Error Corrections, and concluded that the previously issued financial statements were not materially misstated.  In accordance with the SEC's Staff Accounting Bulletin, the Company corrected these errors by revising the affected financial statements in the current 2015 financial statements.

Following is the effect of the revision on the Company's previously reported results:

Statements of income:

	Year ended December 31, 2014
	As reported previously	Adjustment	As revised
Cost of goods:
Products	23,340	276	23,616
Services	40,286	620	40,906
Gross profit	17,100	(896)	16,204
General and administrative	9,019	(896)	8,123
Operating income	3,819	*	3,819
Net income	1,432	*	1,432
Net income per share	0.16	*	0.16

*	Represents an amount less than $1.

	Year ended December 31, 2013
	As reported previously	Adjustment	As revised
Cost of goods:
Products	24,892	251	25,143
Services	35,987	613	36,600
Gross profit	18,672	(864)	17,808
General and administrative	9,512	(844)	8,668
Operating income	5,317	(20)	5,297
Net income	2,822	(20)	2,802
Net income per share	0.32	*	0.32

*	Represents an amount less than $1.

Following is the effect of the revision on the Company's previously reported results (cont.):

Balance sheets and shareholders' capital

As of December 31, 2014:

	As reported Previously	Adjustment	As revised	Impact of adoption*	As presented
Inventories, net	35,404	73	35,477	-	35,477
Total current assets	83,342	(518)	82,824	(1,103)	81,721
Total assets	101,468	(2,068)	99,400	(224)	99,176
Total current liabilities	11,537	(591)	10,946	-	10,946
Total long-term liabilities	4,463	(1,550)	2,913	(224)	2,689
Total liabilities	16,000	(2,141)	13,859	(224)	13,635
Retained earnings	20,272	73	20,345	-	20,345
Total equity	85,468	73	85,541	-	85,541

*	See note 2 (dd)